CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Share capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Beginning Balence, Shares at Dec. 31, 2012	2
Beginning Balence, Amount at Dec. 31, 2012	$ 2			$ 2
Foreign currency translation adjustment		$ (1,781)		(1,781)
Net loss			$ (98,662)	(98,662)
Ending Balence, Shares at Dec. 31, 2013	2
Ending Balence, Amount at Dec. 31, 2013	$ 2	(1,781)	(98,662)	(100,441)
Foreign currency translation adjustment		(7,759)		(7,759)
Net loss			(51,506)	(51,506)
Ending Balence, Shares at Dec. 31, 2014	2
Ending Balence, Amount at Dec. 31, 2014	$ 2	$ (9,540)	$ (150,168)	(159,706)
Foreign currency translation adjustment				(33,892)
Net loss				296,083
Ending Balence, Amount at Jun. 30, 2015				$ 102,485